SAVINGS PLAN MASTER TRUST - Schedule of Total Net Investment Income (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Interest income	$ 1,862,792
Total net investment income	1,862,792
Program’s share of net investment income in the Savings Plan Master Trust	1,862,792
Master Trust Total
EBP, Master Trust [Line Items]
Interest income	40,821
Dividend income	39,835
Net appreciation in fair value of investments	1,825,628
Total net investment income	$ 1,906,284